SHORT-TERM DEBTS (Tables)	12 Months Ended
Dec. 31, 2020
SHORT-TERM DEBTS
Schedule of components of short-term debt

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
Short-term bank and other borrowings (i)	14,000	6,000	920
Convertible loan ("CL") (ii)	24,568	2,232	342
Total	38,568	8,232	1,262

(i)   The short-term borrowings as of December 31, 2020 consisted of RMB 6,000 borrowings that had a fixed annual interest rate of 4.15% and are due on September 30, 2021. The short-term borrowings as of December 31, 2019 consisted of RMB8,000 and RMB6,000 borrowings that had fixed annual interest rates of 11% and 4.35%, respectively, and were fully repaid upon maturities in fiscal 2020. These borrowings are pledged by certain properties of the Group and the Founder, and guaranteed by the Founder. Interest expense recognized for short-term borrowings for the years ended December 31, 2019 and 2020 were RMB1,037 and RMB728(US$112), respectively.

(ii)  During April to August of 2018, the Group issued convertible loans(CL) with an aggregate principal amount of US$2,500 to Jiaxing Zhijun Investment Management Co., Ltd. (“Zhijun”). The CL is originally due in one year and bears interest of 9% per annum if the conversion feature is not triggered. The CL is ultimately guaranteed by the Founder's personal assets. The convertible loans were fully repaid upon maturity in fiscal 2020.